Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of cash and cash and restricted cash
	At December 31 2021	At December 31 2020
Cash	$3,259	$15,361
Restricted cash	130	165
	$3,389	$15,526